Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying consolidated balance sheets as at December 31, 2014 and 2015 are analyzed as follows:
	2014	2015
Lubricants	643	583
Bunkers	261	—
Total	904	583